Debt - Narrative (Detail) - USD ($)			3 Months Ended	12 Months Ended
		Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt instrument, interest rate			8.75%	8.75%
Debt instrument, maturity date				Oct. 15, 2023
Amount of difference between fair value and book value			$ 22,000,000	$ 22,000,000
Weighted average interest rate on borrowings			3.50%
Interest paid, net of interest received				7,000,000	$ 1,000,000	$ 2,000,000
Revolving Credit Facility
Debt Instrument [Line Items]
Total amount of revolving credit agreement			$ 400,000,000	$ 400,000,000
Credit Agreements
Debt Instrument [Line Items]
Debt instrument, interest payment terms				Interest on the Credit Agreement is due at least quarterly commencing on December 31, 2016.
Debt instrument, frequency of periodic interest payment				quarterly
Debt instrument, initial date of interest payment				Dec. 31, 2016
Allowable annual dividend payment under credit agreement		$ 50,000,000
Outstanding letters of credit			12,000,000	$ 12,000,000
Credit Agreements | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, maturity date				Sep. 30, 2021
Debt instrument, principal amount		$ 400,000,000
Credit Agreements | Base Rate | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		1.75%
Credit Agreements | Base Rate | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		2.25%
Credit Agreements | LIBOR Rate | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		2.75%
Credit Agreements | LIBOR Rate | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		3.25%
Foreign Facilities
Debt Instrument [Line Items]
Total amount of revolving credit agreement			16,000,000	$ 16,000,000
Combined Facilities
Debt Instrument [Line Items]
Credit facility borrowings			0	0
8.75% Senior Secured Notes due October 15, 2023
Debt Instrument [Line Items]
Senior Secured Notes		$ 450,000,000	$ 450,000,000	$ 450,000,000
Debt instrument, interest rate		8.75%	8.75%	8.75%
Debt instrument, maturity date				Oct. 15, 2023
Debt instrument, interest payment terms				Interest on the Senior Notes is due semi-annually on April 15 and October 15, commencing on April 15, 2017.
Debt instrument, frequency of periodic interest payment				semi-annually
Debt instrument, initial date of interest payment				Apr. 15, 2017
Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Debt instrument, maturity date				Sep. 30, 2022
Credit facility borrowings	[1]		$ 353,000,000	$ 353,000,000
Senior Secured Term Loan B Facility | Credit Agreements
Debt Instrument [Line Items]
Debt instrument, maturity date				Sep. 30, 2022
Debt instrument, principal amount		$ 375,000,000
LIBOR floor rate		1.00%
Senior Secured Term Loan B Facility | Credit Agreements | Quarterly Installment for First Eight Quarters
Debt Instrument [Line Items]
Debt instrument, amortize in quarterly installment		$ 13,000,000
Senior Secured Term Loan B Facility | Credit Agreements | Quarterly Installment for Subsequent Quarters
Debt Instrument [Line Items]
Debt instrument, amortize in quarterly installment		$ 11,000,000
Senior Secured Term Loan B Facility | Credit Agreements | Base Rate
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		5.00%
Senior Secured Term Loan B Facility | Credit Agreements | LIBOR Rate
Debt Instrument [Line Items]
Debt instrument, applicable margin rate		6.00%

[1]	The borrowings under the term loan facility are subject to a variable interest rate. As of December 31, 2016 the interest rate was 7.00%.